SCHEDULE OF REVENUE GENERATED FROM DIFFERENT REVENUE STREAMS (Details) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Total	¥ 10,518,468	¥ 5,910,843	¥ 14,121,840	¥ 13,264,408
Real Estate [Member]
Disaggregation of Revenue [Line Items]
Total	9,391,904	4,907,504	12,003,423	11,447,250
Hotel [Member]
Disaggregation of Revenue [Line Items]
Total	662,909	568,743	1,257,533	835,424
Housing Equipment And Material [Member]
Disaggregation of Revenue [Line Items]
Total	151,463	155,180	337,113	358,584
Rental Services [Member]
Disaggregation of Revenue [Line Items]
Total	19,437	25,624	47,663	79,102
Product and Service, Other [Member]
Disaggregation of Revenue [Line Items]
Total	¥ 292,755	¥ 253,792	¥ 476,108	¥ 544,048